Properties Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2010 property
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	6	5	13
Properties held for sale obtained in settlement of accounts receivable	$ 970,625	$ 1,479,405	$ 2,091,056
Gain (loss) from sale of properties held for sale	45,936	417,610	1,348,003
Carrying amount of properties held for sale	611,892	1,287,157
Properties held for sale transferred to property and equipment	$ 1,281,008	$ 2,546,721
Residential properties
Properties Held for Sale
Number of properties held for sale	2	3
Commercial properties
Properties Held for Sale
Number of properties held for sale		2